FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Investments	$ 20,500	$ 20,600
Short-term investments	6,216	6,019
Long-term investments	$ 14,300	$ 14,600